Financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial instruments (Tables) [Abstract]
Classes of financial instruments
Classes of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2017	2016
Cash and cash equivalents*	77,292	109,295
Accounts receivable and accrued revenues	42,212	34,461
Total	$119,504	$143,756

Financial liabilities	2017	2016
Accounts payables and accrued expenses	17,427	$12,378
Derivative financial liabilities, current	545	2,257
Current portion long-term debt	65,053	57,521
Long-term debt	721,151	643,974
Derivative financial liabilities, non-current	-	442
Total financial liabilities	$804,177	$716,572

Categories of financial instruments
Categories of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2017	2016
Cash and cash equivalents	77,292	109,295
Loans and receivables	42,212	34,461
Total	$119,504	$143,756

(Dollars in thousands)
Financial liabilities	2017	2016
Fair value through profit or loss	$545	$2,699
Financial liabilities at amortized cost	803,631	713,873
Total	804,177	716,572

Derivatives - interest rate swaps
Derivatives - interest rate swaps

		Notional amount		Fair value
(Dollars in thousands)	Expires	2017	2016	2017	2016
Swap pays 2.7775%, receive floating	Jun. 16, 2017	$-	21,438	-	171
Swap pays 3.0275%, receive floating	Oct. 24, 2017	$-	22,458	-	340
Swap pays 3.315%, receive floating	Jun. 29, 2018	$19,396	21,438	156	608
Swap pays 3.565%, receive floating	Jun. 29, 2018	$20,417	22,458	187	708
Swap pays 2.865%, receive floating	Jun. 29, 2018	$35,729	39,813	202	872
Total carrying amount		$75,542	127,604	545	2,699

Interest-bearing debt
Interest-bearing debt

		Remaining	Carrying amount
(Dollars in thousands)	Interest	notional	2017	2016
Nordea Samco Credit Facility	LIBOR + 2.50%	220,207	217,921	256,166
Credit Agricole Credit Facility	LIBOR + 2.19%	69,315	68,591	75,601
Danish Ship Finance Credit Facility	LIBOR + 2.25%	44,200	43,937	46,432
Nordea/DNB Credit Facility	LIBOR + 2.25%	45,000	44,647	47,012
Nordea/DNB Credit Facility	LIBOR + 2.75%	9,988	9,884	37,579
ABN Amro Credit Facility	LIBOR + 2.60%	121,268	119,844	128,790
Nordea BW VLCC Acquisition Credit Facility	LIBOR + 2.40%	185,346	183,119	-
Convertible Senior Notes	4.50%	105,826	98,262	109,916
Total carrying amount		801,150	786,204	701,495

Reconciliation of liabilities arising from financing activities
The table below details changes in liabilities arising from financing activities, including both cash and non-cash changes.  Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company's consolidated statement of cash flows as cash flows from financing activities.

				Non-cash changes
	As of January 1, 2017	Financing cash flows(1)	Repurchase convertible notes	Amortization	Equity component of convertible notes	Other changes(2)	As of December 31, 2017
Bank loans	591,579	93,157		3,206			687,942
Convertible Senior Notes	109,916		(17,104)	4,170	2,213	(932)	98,262
Total (3)	701,495	93,157	(17,104)	7,375	2,213	(932)	786,204

(1)	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
(2)	Other changes include (gain)/loss from repurchase of convertible notes.
(3)	The reconciliation does not include interest swaps, which are described in note 8.